Loans Receivable, Net (Schedule of Allowance for Loan Losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 8,275,133	$ 8,357,496	$ 10,241,970
Provision For Loan Losses	500,000	0	450,000
Charge-Offs	(963,263)	(1,516,468)	(3,114,833)
Recoveries	544,361	1,434,105	780,359
Ending Balance	8,356,231	8,275,133	8,357,496
Residential Real Estate
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	1,323,183	1,392,065	1,706,643
Provision For Loan Losses	223,232	53,694	(91,991)
Charge-Offs	(197,381)	(216,525)	(359,021)
Recoveries	11,312	93,949	136,434
Ending Balance	1,360,346	1,323,183	1,392,065
Consumer
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	1,063,153	886,716	847,777
Provision For Loan Losses	88,466	549,462	352,305
Charge-Offs	(241,738)	(527,055)	(372,460)
Recoveries	86,739	154,030	59,094
Ending Balance	996,620	1,063,153	886,716
Commercial Business
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	773,948	159,353	426,658
Provision For Loan Losses	247,320	617,658	(53,435)
Charge-Offs	(150,000)	(10,947)	(328,094)
Recoveries	11,731	7,884	114,224
Ending Balance	882,999	773,948	159,353
Commercial Real Estate 1 [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	5,114,849	5,919,362	7,260,892
Provision For Loan Losses	(59,018)	(1,220,814)	243,121
Charge-Offs	(374,144)	(761,941)	(2,055,258)
Recoveries	434,579	1,178,242	470,607
Ending Balance	$ 5,116,266	$ 5,114,849	$ 5,919,362